SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Presentation of leases for lessee [abstract]
Beginning balance, Right of use assets	$ 1,190	[1]	$ 48
Additions	726		1,984
Amortization	(1,168)		(842)
Ending Balance, Right of use assets	$ 748	[2]	$ 1,190	[1]

[1]	Includes machinery and equipment of $1,172 and buildings of $18.
[2]	Includes machinery and equipment of $698 and buildings of $50.